SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

For the Wells Fargo Advantage Prime Investment Money Market Fund

Effective March 4, 2013, the Wells Fargo Advantage Prime Investment Money Market Fund is no longer offered and all references to this fund are hereby removed.

March 1, 2013                                                                                                             MMS033/P1208S2